UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The New Economy Fund

[photo of a pasture from a distance - scattered clouds in the sky]

Semi-annual report for the six months ended May 31, 2008

The New Economy Fund® seeks to help you participate in the many investment opportunities created as society continues to shift from producing industrial goods to providing a wide array of information and services. The fund has the flexibility to invest all over the world in industries ranging from broadcasting and publishing to banking and insurance, cellular telephones to merchandising, and health care to computer software and the Internet.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–18.35%	8.69%	3.78%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.80%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 5.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus. Global diversification can help reduce these risks. Investing in small-capitalization stocks can involve additional risks, as more fully described in the fund’s prospectus.

Fellow shareholders:

[photo of a pasture from a distance - scattered clouds in the sky]

During the first six months of The New Economy Fund’s fiscal year, stock markets around the world were weak, reflecting record-high oil prices, the prospect of rising global inflation, a widening housing slump and increasing write-offs and losses by many financial companies as a result of the credit crunch.

In this uncertain environment, the fund posted a negative 7.6% result for the six months ended May 31, 2008. This lagged the 7.0% decline of the Global Service and Information Index, which tracks companies in those sectors around the world; it is unmanaged and its results do not reflect expenses. The fund’s result also trailed the negative 3.6% return of the Lipper Multi-Cap Growth Funds Index, which measures 30 growth funds representing a variety of market capitalizations.

While we are disappointed with the relative and absolute returns for the period, we remind shareholders that The New Economy Fund’s strategy remains the same in good times and bad: To invest in solid companies with strong management that we believe will succeed over the long run. As evidenced in the period, short-term results can sometimes suffer in volatile markets. As always, we have our eyes on the long term.

[Begin Sidebar]
Results at a glance
(for periods ended May 31, 2008, with all distributions reinvested)

	Total returns		Average annual total returns

					Lifetime
					(since
	6 months	1 year	5 years	10 years	12/1/83)
The New Economy Fund
(Class A shares)	–7.6%	–4.3%	12.6%	5.9%	11.9%

Global Service and
Information Index*†	–7.0	–10.3	10.7	3.8	N/A

Lipper Multi-Cap Growth
Funds Index	–3.6	–1.3	11.3	4.0	10.4

Standard & Poor’s 500
Composite Index*	–4.5	–6.7	9.8	4.2	11.9

*Unmanaged.
†The index is compiled by Capital Research and Management Company, the investment adviser to the fund.
[End Sidebar]

In fact, as shown in the table on page 1, for the five years ended May 31, 2008, the fund’s average annual total return of 12.6% was better than the Global Service and Information Index’s 10.7% return and the Lipper Multi-Cap Growth Funds Index’s 11.3%. For the 10-year period, The New Economy Fund’s average annual total return was 5.9%, outpacing the Global Service and Information Index return of 3.8% and the Lipper Multi-Cap Growth Funds Index return of 4.0%.

Portfolio review

Fears of a global slowdown added to the turbulence, which was felt in most markets around the world. To boost the economy and support the U.S. banking industry, the Federal Reserve in the past six months lowered the federal funds rate from 4.50% to 2.00% in a series of actions. Congress enacted several fiscal policy measures, including a $168 billion economic stimulus plan that gave many U.S. taxpayers a one-time rebate. However, these are tough economic times around the world, with staples such as wheat, rice and soybeans at all-time-high prices — driving higher inflation, which could force governments to increase interest rates just as their economies are slowing.

[Begin Sidebar]
Where the fund’s assets are invested (percent of net assets)

	As of 5/31/2008	As of 11/30/2007

United States	54.9%	50.9%

Europe
Euro zone*	10.6	11.2
United Kingdom	3.3	2.5
Other Europe	3.4	3.7
	17.3	17.4

Asia & Pacific Basin
Australia	2.8	1.2
India	2.7	3.1
Hong Kong	2.4	2.4
Taiwan	2.1	2.8
South Korea	1.8	2.7
China	1.2	.3
Other Asia & Pacific Basin	3.2	4.0
	16.2	16.5

Other (including Latin America)
Brazil	2.1	1.4
Other countries	1.5	1.8
	3.6	3.2

Short-term securities & other assets less liabilities	8.0	12.0

Total	100.0%	100.0%

*Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovenia and Spain.
[End Sidebar]

Amid the difficulties in the six-month period, some sectors and companies fared better than others. Technology companies did moderately well, including software maker Oracle (+13.2%); computer maker Apple (+3.6%), the fund’s third-largest holding; and Internet security company Symantec (+22.1%). Semiconductor makers, such as Korea-based Hynix Semiconductor (+7.2%) and U.S.-based Microchip Technology (+28.0%), saw gains. Integrated circuit maker Linear Technology, based in California, returned 20.7%. Not all technology stocks rose, of course. U.S. semiconductor maker Intel, the fund’s sixth-largest holding, was down 11.1%, and software maker Microsoft, also a large holding, fell 15.7%.

Oil field services companies such as France’s Schlumberger (+8.2%), the fund’s top holding, and U.S.-based Baker Hughes (+10.4%) did well, as did E.ON, a German energy provider (+4.1%). The health care industry also provided some bright spots, such as Germany-based Bayer (+7.3%), U.S. pharmacy benefits manager Express Scripts (+6.4%) and U.S. dental equipment maker Sirona Dental Systems (+9.6%). However, some HMOs were down considerably, including UnitedHealth Group (–37.8%) and Aetna (–15.6%).

Most banks and other financial companies, both in the United States and abroad, detracted from results. The banking sector made up a significant portion of the fund, ending the period at 11.7% of the total. Many of these firms worldwide were hurt by the meltdown in the subprime mortgage industry, which accelerated over the six-month period and touched off a global credit crunch. Insurer American International Group, the fund’s seventh-largest holding, lost 38.1%. ICICI Bank (–37.3%) and HDFC Bank (–25.3%), both commercial banks based in India and large holdings, fell substantially. However, a few developing-market banks advanced during the period, such as Brazil’s Banco Bradesco (+14.1%) and Unibanco (+4.8%), and Mexico’s Grupo Financiero Banorte (+11.9%).

Specialty retail was particularly weak in the six months, including housewares seller Williams-Sonoma (–12.7%), electronics retailer Best Buy (–8.5%) and O’Reilly Automotive (–20.4%). Online auctioneer eBay fell 10.5% and Greek retailer Jumbo dropped 7.8%. Discount retailer Costco Wholesale was the exception (+5.8%).

A look ahead

Our outlook on the immediate future of the global markets remains cautious. The impact of rising food and oil prices and sluggish growth in the United States and Europe will likely continue to impede growth and pressure global equity values. Higher inflation in developing countries such as China and India could dampen the pace of growth in those economies. These events could temper returns for stock markets in the near term. However, our investment professionals around the world are working intensely to find opportunities that we believe will emerge out of the current volatile markets.

We thank you for your continued support and your patience during turbulent times.

Sincerely,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Timothy D. Armour

Timothy D. Armour
President
July 9, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2008
(the most recent calendar quarter-end):

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–17.98%	8.86%	–1.71%
Not reflecting CDSC	–14.04	9.14	–1.71

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–14.86	9.10	2.60
Not reflecting CDSC	–14.07	9.10	2.60

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–13.36	9.96	3.44

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–18.37	8.65	5.46
Not reflecting maximum sales charge	–13.39	9.95	6.44

Class 529-B shares† — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–18.05	8.72	5.90
Not reflecting CDSC	–14.11	9.00	5.90

Class 529-C shares† — first sold 2/21/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–14.91	9.00	6.12
Not reflecting CDSC	–14.12	9.00	6.12

Class 529-E shares*† — first sold 3/15/02	–13.69	9.57	5.11

Class 529-F shares*† — first sold 10/11/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–13.24	10.03	13.67

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, May 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry group diversification	(percent of net assets)

Software & services	13.82%
Banks	11.69
Technology hardware & equipment	7.52
Telecommunication services	5.68
Media	5.65
Other industries	47.68
Short-term securities & other assets less liabilities	7.96
[end pie chart]

Country diversification	(percent of net assets)

United States	54.9%
Euro zone (*)	10.6
United Kingdom	3.3
Australia	2.8
India	2.7
Hong Kong	2.4
Taiwan	2.1
Brazil	2.1
South Korea	1.8
China	1.2
Other countries	8.1
Short-term securities & other assets less liabilities	8.0

(*)Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market	Percent
		value	of net
Common stocks - 91.52%		(000)	assets

Software & services - 13.82%
Google Inc., Class A (1)	369,200	$216,277	2.36%
Yahoo! Inc. (1)	5,795,000	155,074	1.69
Microsoft Corp.	3,545,000	100,394	1.10
MasterCard Inc., Class A	300,000	92,595	1.01
Oracle Corp. (1)	3,895,000	88,962	.97
Tencent Holdings Ltd.	10,380,000	87,388	.95
Global Payments Inc.	1,620,000	76,496	.83
Symantec Corp. (1)	3,500,000	76,055	.83
Visa Inc., Class A (1)	871,000	75,220	.82
SAP AG (1)	970,000	53,601	.59
Other securities		244,311	2.67
		1,266,373	13.82

Banks - 11.69%
Banco Bradesco SA, preferred nominative	4,234,969	102,440	1.12
ICICI Bank Ltd.	5,310,000	99,347	1.09
HDFC Bank Ltd.	3,000,000	97,416	1.06
Wells Fargo & Co.	3,000,000	82,710	.90
Pusan Bank	5,160,000	75,041	.82
Freddie Mac	2,430,000	61,771	.67
Bank of China Ltd., Class H	115,570,000	58,941	.64
Other securities		493,792	5.39
		1,071,458	11.69

Technology hardware & equipment - 7.52%
Apple Inc. (1)	900,000	169,875	1.85
Cisco Systems, Inc. (1)	4,329,200	115,676	1.26
EMC Corp. (1)	4,600,000	80,224	.88
Delta Electronics, Inc.	25,276,000	72,158	.79
Acer Inc.	28,216,654	58,559	.64
Logitech International SA (1)	1,700,000	55,981	.61
Other securities		136,597	1.49
		689,070	7.52

Media - 5.65%
Time Warner Inc.	5,590,000	88,769	.97
News Corp., Class A	3,502,815	62,876	.69
Comcast Corp., Class A	2,525,000	56,812	.62
Walt Disney Co.	1,300,000	43,680	.48
Other securities		265,250	2.89
		517,387	5.65

Telecommunication services - 5.60%
Other securities		512,592	5.60

Energy - 5.45%
Schlumberger Ltd.	2,495,000	252,319	2.76
Smith International, Inc.	1,327,392	104,758	1.14
WorleyParsons Ltd.	2,000,000	71,273	.78
Baker Hughes Inc.	800,000	70,896	.77
		499,246	5.45

Retailing - 5.37%
Amazon.com, Inc. (1)	1,000,000	81,620	.89
Lowe's Companies, Inc.	2,850,000	68,400	.75
Target Corp.	1,250,000	66,700	.73
Other securities		275,303	3.00
		492,023	5.37

Health care equipment & services - 5.05%
Inverness Medical Innovations, Inc. (1)	2,860,000	104,562	1.14
NuVasive, Inc. (1) (2)	2,073,586	87,775	.96
Aetna Inc.	1,205,000	56,828	.62
Other securities		213,139	2.33
		462,304	5.05

Utilities - 3.27%
Iberdrola Renovables, SA Unipersonal (1)	10,000,000	71,718	.79
Veolia Environnement	980,000	69,841	.76
SUEZ SA	750,000	55,888	.61
Other securities		101,913	1.11
		299,360	3.27

Diversified financials - 3.19%
American Express Co.	1,300,000	60,255	.66
Citigroup Inc.	1,880,000	41,153	.45
Other securities		190,712	2.08
		292,120	3.19

Insurance - 3.09%
American International Group, Inc.	3,213,985	115,703	1.26
Berkshire Hathaway Inc., Class A (1)	600	80,790	.88
Other securities		86,669	.95
		283,162	3.09

Semiconductors & semiconductor equipment - 2.89%
Intel Corp.	5,400,000	125,172	1.37
Other securities		139,369	1.52
		264,541	2.89

Pharmaceuticals, biotechnology & life sciences - 2.70%
Novo Nordisk A/S, Class B	1,040,000	67,696	.74
Other securities		180,100	1.96
		247,796	2.70

Consumer services - 2.26%
Las Vegas Sands Corp. (1)	1,100,000	76,384	.83
Other securities		130,933	1.43
		207,317	2.26

Transportation - 2.20%
Ryanair Holdings PLC (ADR) (1)	5,866,300	154,577	1.69
Other securities		47,208	.51
		201,785	2.20

Commercial services & supplies - 1.72%
Other securities		157,733	1.72

Food & staples retailing - 1.71%
Walgreen Co.	2,000,000	72,040	.78
Other securities		84,889	.93
		156,929	1.71

Capital goods - 1.61%
Boart Longyear Ltd.	30,000,000	59,330
Boart Longyear Ltd. (3)	10,800,000	21,359	.88
Other securities		66,403	.73
		147,092	1.61

Other - 1.73%
Other securities		158,824	1.73

Miscellaneous - 5.00%
Other common stocks in initial period of acquisition		457,778	5.00

Total common stocks (cost: $7,282,362,000)		8,384,890	91.52

Convertible securities - 0.52%

Diversified financials - 0.36%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred (3) (4)	675,000	32,771	.36

Telecommunication services - 0.08%
Other securities		7,616	.08

Insurance - 0.08%
American International Group, Inc. 8.50% convertible preferred 2011, units (1)	92,163	6,819	.08

Total convertible securities (cost: $47,062,000)		47,206	.52

	Principal
	amount
Short-term securities - 8.12%	(000)

AT&T Inc. 2.10% due 7/10-7/17/2008 (5)	$157,000	156,528	1.71
Coca-Cola Co. 2.00%-2.10% due 6/19-8/7/2008 (5)	114,150	113,766	1.24
Freddie Mac 2.11%-2.33% due 6/27-9/19/2008	63,700	63,464	.69
Walt Disney Co. 2.10% due 7/8/2008	50,000	49,859	.54
CAFCO, LLC 2.55% due 7/15/2008 (5)	20,000	19,935	.22
Other securities		340,890	3.72

Total short-term securities (cost: $744,673,000)		744,442	8.12

Total investment securities (cost: $8,074,097,000)		9,176,538	100.16
Other assets less liabilities		(14,405)	(.16)

Net assets		$9,162,133	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holding listed below is shown in the preceding summary investment portfolio. Further details on this holding and related transactions during the six months ended May 31, 2008, appear below.

						Market value
					Dividend	of affiliate
					income	at 5/31/08
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)
NuVasive, Inc. [1]	1,490,186	583,400	-	2,073,586	-	$87,775

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$33,750	$32,771	.36%
Boart Longyear Ltd.	4/4/2007	16,352	21,359	.23
Other restricted securities		31,661	7,750	.09
Total restricted securities		$81,763	$61,880	.68%

(4) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $60,214,000, which represented .66% of the net assets of the fund.

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $480,149,000, which represented 5.24% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2008	(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $8,017,343)	$9,088,763
Affiliated issuer (cost: $56,754)	87,775	$9,176,538
Cash denominated in currencies other than U.S. dollars
(cost: $563)		563
Cash		125
Receivables for:
Sales of investments	943
Sales of fund's shares	10,177
Dividends and interest	12,588	23,708
		9,200,934
Liabilities:
Payables for:
Purchases of investments	20,122
Repurchases of fund's shares	8,799
Investment advisory services	2,800
Services provided by affiliates	5,738
Trustees' deferred compensation	1,220
Other	122	38,801
Net assets at May 31, 2008		$9,162,133

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,748,255
Undistributed net investment income		48,289
Undistributed net realized gain		263,036
Net unrealized appreciation		1,102,553
Net assets at May 31, 2008		$9,162,133

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (361,847 total shares outstanding)
(dollars and shares in thousands, except per-share amounts)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$7,558,533	297,519	$25.41
Class B	196,789	8,101	24.29
Class C	206,076	8,549	24.11
Class F	473,059	18,755	25.22
Class 529-A	112,258	4,436	25.31
Class 529-B	16,364	667	24.52
Class 529-C	37,820	1,544	24.49
Class 529-E	5,916	236	25.08
Class 529-F	3,824	151	25.30
Class R-1	16,890	685	24.64
Class R-2	112,469	4,547	24.74
Class R-3	130,858	5,216	25.09
Class R-4	77,747	3,071	25.32
Class R-5	213,530	8,370	25.51
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $26.96 and $26.85, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,356)	$74,165
Interest	13,735	$87,900

Fees and expenses*:
Investment advisory services	18,290
Distribution services	12,816
Transfer agent services	5,419
Administrative services	1,282
Reports to shareholders	265
Registration statement and prospectus	205
Postage, stationery and supplies	584
Trustees' compensation	(10)
Auditing and legal	22
Custodian	612
State and local taxes	120
Other	88
Total fees and expenses before reimbursements/waivers	39,693
Less reimbursements/waivers of fees and expenses:
Investment advisory services	1,829
Total fees and expenses after reimbursements/waivers		37,864
Net investment income		50,036

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments	265,250
Currency transactions	(1,901)	263,349
Net unrealized (depreciation) appreciation on:
Investments	(1,085,230)
Currency translations	3	(1,085,227)
Net realized gain and
unrealized depreciation
on investments and currency		(821,878)
Net decrease in net assets resulting
from operations		$(771,842)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended May 31,	November 30,
	2008*	2007
Operations:
Net investment income	$50,036	$77,637
Net realized gain on investments and
currency transactions	263,349	969,321
Net unrealized (depreciation) appreciation
on investments and currency translations	(1,085,227)	230,148
Net (decrease) increase in net assets
resulting from operations	(771,842)	1,277,106

Dividends and distributions paid to
shareholders:
Dividends from net investment income and currency gain	(71,993)	(60,709)
Distributions from net realized gain
on investments	(788,630)	-
Total dividends and distributions paid to shareholders	(860,623)	(60,709)

Net capital share transactions	760,928	135,790

Total (decrease) increase in net assets	(871,537)	1,352,187

Net assets:
Beginning of period	10,033,670	8,681,483
End of period (including undistributed
net investment income: $48,289 and $70,246, respectively)	$9,162,133	$10,033,670

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                      unaudited

1. Organization and significant accounting policies

Organization – The New Economy Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation –Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended May 31, 2008, there were no non-U.S. taxes paid on realized gains. As of May 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses and short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2007, the fund had tax basis undistributed ordinary income of $71,573,000, currency loss deferrals (realized during the period November 1, 2007, through November 30, 2007) of $16,000 and undistributed long-term capital gains of $788,313,000.

As of May 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,780,460
Gross unrealized depreciation on investment securities	(677,964)
Net unrealized appreciation on investment securities	1,102,496
Cost of investment securities	8,074,042

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2008			Year ended November 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$62,674	$655,989	$718,663	$55,786	-	$55,786
Class B	314	19,110	19,424	102	-	102
Class C	512	17,933	18,445	167	-	167
Class F	4,219	41,040	45,259	2,158	-	2,158
Class 529-A	823	8,748	9,571	573	-	573
Class 529-B	13	1,391	1,404	1	-	1
Class 529-C	58	3,026	3,084	23	-	23
Class 529-E	30	473	503	20	-	20
Class 529-F	33	287	320	18	-	18
Class R-1	40	1,236	1,276	25	-	25
Class R-2	174	9,238	9,412	100	-	100
Class R-3	648	9,752	10,400	349	-	349
Class R-4	592	5,844	6,436	288	-	288
Class R-5	1,863	14,563	16,426	1,099	-	1,099
Total	$71,993	$788,630	$860,623	$60,709	-	$60,709

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended May 31, 2008, total investment advisory services fees waived by CRMC were $1,829,000. As a result, the fee shown on the accompanying financial statements of $18,290,000, which was equivalent to an annualized rate of 0.402%, was reduced to $16,461,000, or 0.362% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended May 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$8,952	$5,273	Not applicable	Not applicable	Not applicable
Class B	1,036	146	Not applicable	Not applicable	Not applicable
Class C	1,005	Included in administrative services	$149	$27	Not applicable
Class F	582		304	41	Not applicable
Class 529-A	96		61	11	$53
Class 529-B	80		9	3	8
Class 529-C	178		21	6	18
Class 529-E	14		3	1	3
Class 529-F	-		2	-*	2
Class R-1	77		9	4	Not applicable
Class R-2	402		77	194	Not applicable
Class R-3	304		83	51	Not applicable
Class R-4	90		50	4	Not applicable
Class R-5	Not applicable		86	2	Not applicable
Total	$12,816	$5,419	$854	$344	$84
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(10,000), shown on the accompanying financial statements, includes $169,000 in current fees (either paid in cash or deferred) and a net decrease of $179,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the fund’s valuation levels as of May 31, 2008 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$8,364,266
Level 2 – Other significant observable inputs	804,522
Level 3 – Significant unobservable inputs	7,750
Total	$9,176,538

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended May 31, 2008 (dollars in thousands):

Beginning value at 12/1/2007	$8,270
Net unrealized depreciation (*)	(520)
Ending value at 5/31/2008	$7,750

Net unrealized depreciation during the period on Level 3 investment securities held at 5/31/2008 (*)	$(520)

 (*) Net unrealized depreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended May 31, 2008
Class A	$395,868	15,618	$686,863	24,977		$(556,695)	(22,051)	$526,036	18,544
Class B	10,867	447	18,982	719		(27,948)	(1,179)	1,901	(13)
Class C	33,273	1,368	17,883	683		(24,021)	(1,006)	27,135	1,045
Class F	103,465	4,114	41,162	1,508		(100,327)	(4,069)	44,300	1,553
Class 529-A	15,339	602	9,570	349		(4,057)	(162)	20,852	789
Class 529-B	1,351	55	1,404	53		(640)	(27)	2,115	81
Class 529-C	6,150	247	3,084	116		(1,818)	(74)	7,416	289
Class 529-E	806	32	502	19		(293)	(12)	1,015	39
Class 529-F	1,003	39	320	12		(392)	(16)	931	35
Class R-1	6,764	273	1,224	45		(3,267)	(135)	4,721	183
Class R-2	23,171	936	9,407	350		(14,473)	(589)	18,105	697
Class R-3	41,824	1,656	10,385	382		(24,170)	(954)	28,039	1,084
Class R-4	20,196	794	6,408	234		(10,110)	(400)	16,494	628
Class R-5	63,744	2,512	16,352	593		(18,228)	(727)	61,868	2,378
Total net increase
(decrease)	$723,821	28,693	$823,546	30,040		$(786,439)	(31,401)	$760,928	27,332

Year ended November 30, 2007
Class A	$793,077	27,880	$53,126	1,986		$(1,155,975)	(40,717)	$(309,772)	(10,851)
Class B	27,358	998	99	4		(28,709)	(1,053)	(1,252)	(51)
Class C	88,336	3,235	161	7		(31,565)	(1,159)	56,932	2,083
Class F	294,236	10,468	2,013	76		(78,516)	(2,771)	217,733	7,773
Class 529-A	28,738	1,019	573	21		(6,713)	(237)	22,598	803
Class 529-B	2,868	104	1	-	†	(830)	(30)	2,039	74
Class 529-C	11,470	416	23	1		(2,562)	(93)	8,931	324
Class 529-E	1,524	54	20	1		(550)	(20)	994	35
Class 529-F	1,419	50	18	1		(165)	(6)	1,272	45
Class R-1	9,533	339	24	1		(4,539)	(161)	5,018	179
Class R-2	42,444	1,530	100	3		(27,509)	(988)	15,035	545
Class R-3	69,890	2,469	349	13		(35,803)	(1,261)	34,436	1,221
Class R-4	42,330	1,474	286	11		(16,084)	(557)	26,532	928
Class R-5	70,281	2,390	1,042	39		(16,029)	(554)	55,294	1,875
Total net increase
(decrease)	$1,483,504	52,426	$57,835	2,164		$(1,405,549)	(49,607)	$135,790	4,983

* Includes exchanges between share classes of the fund.
† Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,386,813,000 and $1,966,280,000, respectively, during the six months ended May 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:
Six months ended 5/31/2008	(5)	$30.09	$.15		$(2.24)	$(2.09)	$(.23)		$(2.36)	$(2.59)		$25.41	(7.63%)	$7,559.82%			(6)	.78%	(6)	1.15%	(6)
Year ended 11/30/2007		26.41	.25		3.62	3.87	(.19)		-	(.19)		30.09	14.75	8,394.80				.76		.87
Year ended 11/30/2006		22.98	.20		3.38	3.58	(.15)		-	(.15)		26.41	15.65	7,654.82				.78		.83
Year ended 11/30/2005		20.27	.15		2.63	2.78	(.07)		-	(.07)		22.98	13.79	7,061.83				.79		.73
Year ended 11/30/2004		18.11	.06		2.11	2.17	(.01)		-	(.01)		20.27	12.00	6,938.84				.84		.32
Year ended 11/30/2003		14.94	.01		3.16	3.17	-		-	-		18.11	21.22	6,671.89				.89		.09
Class B:
Six months ended 5/31/2008	(5)	28.80	.05		(2.16)	(2.11)	(.04)		(2.36)	(2.40)		24.29	(8.01)	197		1.58	(6)	1.54	(6)	.37	(6)
Year ended 11/30/2007		25.30	.03		3.48	3.51	(.01)		-	(.01)		28.80	13.89	234		1.56		1.52		.11
Year ended 11/30/2006		22.05	.01		3.24	3.25	-		-	-		25.30	14.74	207		1.59		1.55		.06
Year ended 11/30/2005		19.52	(.01)		2.54	2.53	-		-	-		22.05	12.96	185		1.60		1.57		(.05)
Year ended 11/30/2004		17.57	(.08)		2.03	1.95	-		-	-		19.52	11.10	172		1.62		1.62		(.45)
Year ended 11/30/2003		14.61	(.11)		3.07	2.96	-		-	-		17.57	20.26	144		1.68		1.68		(.70)
Class C:
Six months ended 5/31/2008	(5)	28.63	.04		(2.13)	(2.09)	(.07)		(2.36)	(2.43)		24.11	(8.00)	206		1.62	(6)	1.58	(6)	.36	(6)
Year ended 11/30/2007		25.18	.02		3.46	3.48	(.03)		-	(.03)		28.63	13.84	215		1.61		1.57		.06
Year ended 11/30/2006		21.96	-	(7)	3.23	3.23	(.01)		-	(.01)		25.18	14.70	136		1.64		1.60		.01
Year ended 11/30/2005		19.46	(.02)		2.52	2.50	-		-	-		21.96	12.85	96		1.65		1.61		(.09)
Year ended 11/30/2004		17.52	(.09)		2.03	1.94	-		-	-		19.46	11.07	76		1.66		1.65		(.47)
Year ended 11/30/2003		14.57	(.11)		3.06	2.95	-		-	-		17.52	20.25	51		1.69		1.69		(.73)
Class F:
Six months ended 5/31/2008	(5)	29.91	.14		(2.23)	(2.09)	(.24)		(2.36)	(2.60)		25.22	(7.66)	473.83			(6)	.79	(6)	1.14	(6)
Year ended 11/30/2007		26.28	.25		3.60	3.85	(.22)		-	(.22)		29.91	14.76	515.80				.76		.88
Year ended 11/30/2006		22.88	.19		3.37	3.56	(.16)		-	(.16)		26.28	15.63	248.83				.79		.81
Year ended 11/30/2005		20.19	.15		2.62	2.77	(.08)		-	(.08)		22.88	13.77	114.86				.83		.70
Year ended 11/30/2004		18.07	.06		2.09	2.15	(.03)		-	(.03)		20.19	11.89	72.89				.88		.32
Year ended 11/30/2003		14.91	.01		3.15	3.16	-		-	-		18.07	21.19	40.91				.91		.04
Class 529-A:
Six months ended 5/31/2008	(5)	29.98	.14		(2.23)	(2.09)	(.22)		(2.36)	(2.58)		25.31	(7.63)	112.86			(6)	.82	(6)	1.12	(6)
Year ended 11/30/2007		26.34	.23		3.61	3.84	(.20)		-	(.20)		29.98	14.66	109.86				.82		.81
Year ended 11/30/2006		22.93	.19		3.37	3.56	(.15)		-	(.15)		26.34	15.61	75.85				.81		.80
Year ended 11/30/2005		20.24	.14		2.63	2.77	(.08)		-	(.08)		22.93	13.74	51.87				.84		.69
Year ended 11/30/2004		18.11	.06		2.10	2.16	(.03)		-	(.03)		20.24	11.96	35.87				.86		.33
Year ended 11/30/2003		14.93	.02		3.16	3.18	-		-	-		18.11	21.30	20.85				.85		.11
Class 529-B:
Six months ended 5/31/2008	(5)	29.05	.03		(2.18)	(2.15)	(.02)		(2.36)	(2.38)		24.52	(8.06)	16		1.70	(6)	1.66	(6)	.28	(6)
Year ended 11/30/2007		25.54	(.01)		3.52	3.51	-	(7)	-	-	(7)	29.05	13.75	17		1.69		1.65		(.02)
Year ended 11/30/2006		22.28	(.02)		3.28	3.26	-		-	-		25.54	14.63	13		1.72		1.68		(.07)
Year ended 11/30/2005		19.76	(.04)		2.56	2.52	-		-	-		22.28	12.75	10		1.76		1.72		(.20)
Year ended 11/30/2004		17.82	(.11)		2.05	1.94	-		-	-		19.76	10.89	7		1.78		1.78		(.58)
Year ended 11/30/2003		14.83	(.13)		3.12	2.99	-		-	-		17.82	20.16	4		1.81		1.81		(.86)
Class 529-C:
Six months ended 5/31/2008	(5)	29.04	.04		(2.18)	(2.14)	(.05)		(2.36)	(2.41)		24.49	(8.06)	38		1.69	(6)	1.65	(6)	.29	(6)
Year ended 11/30/2007		25.55	-	(7)	3.51	3.51	(.02)		-	(.02)		29.04	13.77	36		1.68		1.64		(.02)
Year ended 11/30/2006		22.30	(.01)		3.26	3.25	-		-	-		25.55	14.57	24		1.71		1.67		(.06)
Year ended 11/30/2005		19.77	(.04)		2.57	2.53	-		-	-		22.30	12.80	15		1.75		1.71		(.18)
Year ended 11/30/2004		17.83	(.11)		2.05	1.94	-		-	-		19.77	10.88	10		1.77		1.76		(.57)
Year ended 11/30/2003		14.84	(.13)		3.12	2.99	-		-	-		17.83	20.15	5		1.80		1.80		(.84)
Class 529-E:
Six months ended 5/31/2008	(5)	29.71	.10		(2.22)	(2.12)	(.15)		(2.36)	(2.51)		25.08	(7.81)	6		1.18	(6)	1.14	(6)	.80	(6)
Year ended 11/30/2007		26.11	.14		3.58	3.72	(.12)		-	(.12)		29.71	14.32	6		1.17		1.13		.50
Year ended 11/30/2006		22.75	.11		3.34	3.45	(.09)		-	(.09)		26.11	15.22	4		1.18		1.14		.47
Year ended 11/30/2005		20.09	.07		2.61	2.68	(.02)		-	(.02)		22.75	13.37	3		1.22		1.18		.35
Year ended 11/30/2004		18.01	(.01)		2.09	2.08	-		-	-		20.09	11.55	2		1.23		1.23		(.03)
Year ended 11/30/2003		14.91	(.05)		3.15	3.10	-		-	-		18.01	20.79	1		1.25		1.25		(.30)

Class 529-F:
Six months ended 5/31/2008	(5)	$30.00	$.17		$(2.24)	$(2.07)	$(.27)		$(2.36)	$(2.63)		$25.30	(7.57%)	$4.68%			(6)	.64%	(6)	1.31%	(6)
Year ended 11/30/2007		26.34	.28		3.62	3.90	(.24)		-	(.24)		30.00	14.92	3.67				.63		.99
Year ended 11/30/2006		22.92	.23		3.36	3.59	(.17)		-	(.17)		26.34	15.77	2.68				.64		.97
Year ended 11/30/2005		20.20	.16		2.63	2.79	(.07)		-	(.07)		22.92	13.84	1.81				.77		.76
Year ended 11/30/2004		18.09	.04		2.09	2.13	(.02)		-	(.02)		20.20	11.79	1.98				.98		.23
Year ended 11/30/2003		14.94	(.01)		3.16	3.15	-		-	-		18.09	21.08	-	(8)	1.00		1.00		(.04)
Class R-1:
Six months ended 5/31/2008	(5)	29.22	.05		(2.19)	(2.14)	(.08)		(2.36)	(2.44)		24.64	(8.01)	17		1.61	(6)	1.57	(6)	.40	(6)
Year ended 11/30/2007		25.74	.01		3.54	3.55	(.07)		-	(.07)		29.22	13.84	15		1.61		1.57		.04
Year ended 11/30/2006		22.47	-	(7)	3.30	3.30	(.03)		-	(.03)		25.74	14.72	8		1.64		1.58		.01
Year ended 11/30/2005		19.90	(.02)		2.59	2.57	-		-	-		22.47	12.91	4		1.70		1.61		(.09)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-		-	-		19.90	11.05	2		1.76		1.65		(.44)
Year ended 11/30/2003		14.90	(.11)		3.13	3.02	-		-	-		17.92	20.27	1		1.96		1.66		(.69)
Class R-2:
Six months ended 5/31/2008	(5)	29.30	.04		(2.20)	(2.16)	(.04)		(2.36)	(2.40)		24.74	(8.03)	112		1.69	(6)	1.65	(6)	.29	(6)
Year ended 11/30/2007		25.77	.02		3.54	3.56	(.03)		-	(.03)		29.30	13.83	113		1.67		1.56		.07
Year ended 11/30/2006		22.47	.01		3.30	3.31	(.01)		-	(.01)		25.77	14.74	85		1.81		1.58		.04
Year ended 11/30/2005		19.90	(.01)		2.58	2.57	-		-	-		22.47	12.91	61		1.91		1.58		(.05)
Year ended 11/30/2004		17.92	(.08)		2.06	1.98	-		-	-		19.90	11.05	44		2.03		1.61		(.40)
Year ended 11/30/2003		14.88	(.11)		3.15	3.04	-		-	-		17.92	20.43	21		2.35		1.62		(.68)
Class R-3:
Six months ended 5/31/2008	(5)	29.72	.11		(2.22)	(2.11)	(.16)		(2.36)	(2.52)		25.09	(7.78)	131		1.16	(6)	1.12	(6)	.84	(6)
Year ended 11/30/2007		26.11	.14		3.59	3.73	(.12)		-	(.12)		29.72	14.34	123		1.17		1.13		.50
Year ended 11/30/2006		22.75	.10		3.34	3.44	(.08)		-	(.08)		26.11	15.18	76		1.22		1.18		.44
Year ended 11/30/2005		20.10	.07		2.61	2.68	(.03)		-	(.03)		22.75	13.35	50		1.24		1.19		.33
Year ended 11/30/2004		18.03	-	(7)	2.07	2.07	-		-	-		20.10	11.48	35		1.26		1.23		(.02)
Year ended 11/30/2003		14.92	(.05)		3.16	3.11	-		-	-		18.03	20.84	17		1.37		1.24		(.29)
Class R-4:
Six months ended 5/31/2008	(5)	30.01	.15		(2.24)	(2.09)	(.24)		(2.36)	(2.60)		25.32	(7.64)	78.84			(6)	.80	(6)	1.16	(6)
Year ended 11/30/2007		26.34	.24		3.62	3.86	(.19)		-	(.19)		30.01	14.74	73.83				.79		.83
Year ended 11/30/2006		22.94	.19		3.37	3.56	(.16)		-	(.16)		26.34	15.61	40.86				.82		.79
Year ended 11/30/2005		20.25	.15		2.63	2.78	(.09)		-	(.09)		22.94	13.76	31.86				.82		.70
Year ended 11/30/2004		18.12	.07		2.09	2.16	(.03)		-	(.03)		20.25	11.92	17.86				.85		.34
Year ended 11/30/2003		14.94	.01		3.17	3.18	-		-	-		18.12	21.28	10.88				.88		.09
Class R-5:
Six months ended 5/31/2008	(5)	30.24	.19		(2.26)	(2.07)	(.30)		(2.36)	(2.66)		25.51	(7.52)	213.53			(6)	.49	(6)	1.48	(6)
Year ended 11/30/2007		26.54	.32		3.64	3.96	(.26)		-	(.26)		30.24	15.06	181.54				.50		1.12
Year ended 11/30/2006		23.10	.27		3.38	3.65	(.21)		-	(.21)		26.54	15.94	109.55				.51		1.10
Year ended 11/30/2005		20.37	.21		2.65	2.86	(.13)		-	(.13)		23.10	14.14	76.55				.52		1.02
Year ended 11/30/2004		18.21	.12		2.10	2.22	(.06)		-	(.06)		20.37	12.26	51.55				.55		.62
Year ended 11/30/2003		14.97	.06		3.18	3.24	-		-	-		18.21	21.64	44.56				.56		.41

	Six months ended
	May 31,	Year ended November 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	23%	40%	41%	32%	35%	38%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007, through May 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts  (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above/on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2007	Ending account value 5/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$923.70	$3.75	.78%
Class A -- assumed 5% return	1,000.00	1,021.10	3.94	.78
Class B -- actual return	1,000.00	919.94	7.39	1.54
Class B -- assumed 5% return	1,000.00	1,017.30	7.77	1.54
Class C -- actual return	1,000.00	920.04	7.58	1.58
Class C -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class F -- actual return	1,000.00	923.41	3.80	.79
Class F -- assumed 5% return	1,000.00	1,021.05	3.99	.79
Class 529-A -- actual return	1,000.00	923.66	3.94	.82
Class 529-A -- assumed 5% return	1,000.00	1,020.90	4.14	.82
Class 529-B -- actual return	1,000.00	919.40	7.97	1.66
Class 529-B -- assumed 5% return	1,000.00	1,016.70	8.37	1.66
Class 529-C -- actual return	1,000.00	919.38	7.92	1.65
Class 529-C -- assumed 5% return	1,000.00	1,016.75	8.32	1.65
Class 529-E -- actual return	1,000.00	921.87	5.48	1.14
Class 529-E -- assumed 5% return	1,000.00	1,019.30	5.76	1.14
Class 529-F -- actual return	1,000.00	924.26	3.08	.64
Class 529-F -- assumed 5% return	1,000.00	1,021.80	3.23	.64
Class R-1 -- actual return	1,000.00	919.86	7.54	1.57
Class R-1 -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class R-2 -- actual return	1,000.00	919.73	7.92	1.65
Class R-2 -- assumed 5% return	1,000.00	1,016.75	8.32	1.65
Class R-3 -- actual return	1,000.00	922.18	5.38	1.12
Class R-3 -- assumed 5% return	1,000.00	1,019.40	5.65	1.12
Class R-4 -- actual return	1,000.00	923.57	3.85	.80
Class R-4 -- assumed 5% return	1,000.00	1,021.00	4.04	.80
Class R-5 -- actual return	1,000.00	924.84	2.36	.49
Class R-5 -- assumed 5% return	1,000.00	1,022.55	2.48	.49

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Offices

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete May 31, 2008, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
>	The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-914-0708P

Litho in USA BBC/L/6276-S16770

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

May 31, 2008
unaudited

Common stocks — 91.52%	Shares	Market value (000)

SOFTWARE & SERVICES — 13.82%
Google Inc., Class A1	369,200	$216,277
Yahoo! Inc.[1]	5,795,000	155,074
Microsoft Corp.	3,545,000	100,394
MasterCard Inc., Class A	300,000	92,595
Oracle Corp.[1]	3,895,000	88,962
Tencent Holdings Ltd.	10,380,000	87,388
Global Payments Inc.	1,620,000	76,496
Symantec Corp.[1]	3,500,000	76,055
Visa Inc., Class A1	871,000	75,220
SAP AG1	970,000	53,601
eBay Inc.[1]	1,300,000	39,013
Paychex, Inc.	1,125,000	38,869
United Internet AG	1,553,000	34,017
Iron Mountain Inc.[1]	1,000,000	30,030
Wirecard AG1	1,440,500	28,236
Verifone Holdings, Inc.[1]	1,561,100	22,917
Automatic Data Processing, Inc.	465,000	20,018
Moneysupermarket.com Group PLC	6,985,000	18,750
Novell, Inc.[1]	1,760,000	12,461
ProAct Holdings, LLC[1,2,3]	3,500,000	—
		1,266,373

BANKS — 11.69%
Banco Bradesco SA, preferred nominative	4,234,969	102,440
ICICI Bank Ltd.	5,310,000	99,347
HDFC Bank Ltd.	3,000,000	97,416
Wells Fargo & Co.	3,000,000	82,710
Pusan Bank	5,160,000	75,041
Freddie Mac	2,430,000	61,771
Bank of China Ltd., Class H	115,570,000	58,941
HSBC Holdings PLC (Hong Kong)	2,400,000	40,503
HSBC Holdings PLC (United Kingdom)	690,000	11,653
Hudson City Bancorp, Inc.	2,500,000	44,500
Banco Santander, SA	2,099,523	43,735
Grupo Financiero Banorte, SAB de CV, Series O	8,800,000	42,737
BOC Hong Kong (Holdings) Ltd.	16,025,000	40,946
M&T Bank Corp.	430,000	37,264
Wachovia Corp.	1,400,600	33,334
Société Générale[1]	225,000	23,382
Société Générale[1]	56,250	5,758
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	26,197
Shinhan Financial Group Co., Ltd.	434,180	21,751
Daegu Bank, Ltd.	1,448,800	21,422
Raiffeisen International Bank-Holding AG	140,708	21,091
Sberbank (Savings Bank of the Russian Federation) (GDR)[3]	46,200	19,693
Erste Bank der oesterreichischen Sparkassen AG	248,500	18,970
Kookmin Bank	296,200	18,412
UniCredit SpA	1,700,000	11,883
JSC Halyk Bank of Kazakhstan (GDR)	473,000	8,490
JSC Halyk Bank of Kazakhstan (GDR)[4]	115,400	2,071
		1,071,458

TECHNOLOGY HARDWARE & EQUIPMENT — 7.52%
Apple Inc.[1]	900,000	169,875
Cisco Systems, Inc.[1]	4,329,200	115,676
EMC Corp.[1]	4,600,000	80,224
Delta Electronics, Inc.	25,276,000	72,158
Acer Inc.	28,216,654	58,559
Logitech International SA1	1,700,000	55,981
Nokia Corp.	1,530,000	44,106
Lenovo Group Ltd.	41,704,000	30,621
Seagate Technology	1,200,000	25,704
Hon Hai Precision Industry Co., Ltd.	2,340,000	13,237
AU Optronics Corp.	6,185,868	11,881
Flextronics International Ltd.[1]	1,031,534	11,048
		689,070

MEDIA — 5.65%
Time Warner Inc.	5,590,000	88,769
News Corp., Class A	3,502,815	62,876
Comcast Corp., Class A	2,525,000	56,812
British Sky Broadcasting Group PLC	4,835,000	52,009
Walt Disney Co.	1,300,000	43,680
E. W. Scripps Co., Class A	900,000	42,390
Vivendi SA	900,000	37,825
Time Warner Cable Inc., Class A1	1,190,000	35,581
XM Satellite Radio Holdings Inc., Class A1	3,100,000	32,953
CTC Media, Inc.[1]	1,150,000	31,832
Schibsted ASA	525,000	18,086
Multi Screen Media Private Ltd.[1,2,3]	79,866	7,750
Next Media Ltd.	15,662,000	6,824
		517,387

TELECOMMUNICATION SERVICES — 5.60%
Telephone and Data Systems, Inc.	931,100	44,386
Telephone and Data Systems, Inc., Special Common Shares	931,100	40,875
MTN Group Ltd.	2,300,000	46,133
Philippine Long Distance Telephone Co.	465,040	27,868
Philippine Long Distance Telephone Co. (ADR)	299,500	18,087
Telenor ASA	2,070,000	45,000
Koninklijke KPN NV	2,200,000	40,044
Singapore Telecommunications Ltd.	13,500,000	37,812
OJSC Mobile TeleSystems (ADR)	427,300	37,431
Qwest Communications International Inc.	6,659,000	32,296
Orascom Telecom Holding SAE (GDR)	380,000	28,082
Millicom International Cellular SA1	240,000	27,806
Total Access Communication PCL	14,905,000	24,593
Time Warner Telecom Inc., Class A1	1,280,000	23,936
Sprint Nextel Corp., Series 1	1,980,000	18,533
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	13,615,500	11,846
Globe Telecom, Inc.	265,000	7,864
		512,592

ENERGY — 5.45%
Schlumberger Ltd.	2,495,000	252,319
Smith International, Inc.	1,327,392	104,758
WorleyParsons Ltd.	2,000,000	71,273
Baker Hughes Inc.	800,000	70,896
		499,246

RETAILING — 5.37%
Amazon.com, Inc.[1]	1,000,000	81,620
Lowe’s Companies, Inc.	2,850,000	68,400
Target Corp.	1,250,000	66,700
Bed Bath & Beyond Inc.[1]	1,675,000	53,366
Best Buy Co., Inc.	1,050,000	49,024
Li & Fung Ltd.	12,000,000	45,362
O’Reilly Automotive, Inc.[1]	1,545,000	40,402
Industria de Diseno Textil, SA	600,000	29,515
Lotte Shopping Co.	70,000	23,628
Tractor Supply Co.[1]	600,000	20,502
Williams-Sonoma, Inc.	369,800	9,400
DSG International PLC	3,556,600	4,104
		492,023

HEALTH CARE EQUIPMENT & SERVICES — 5.05%
Inverness Medical Innovations, Inc.[1]	2,860,000	104,562
NuVasive, Inc.[1,5]	2,073,586	87,775
Aetna Inc.	1,205,000	56,828
Varian Medical Systems, Inc.[1]	1,000,000	47,540
Express Scripts, Inc.[1]	500,000	36,055
Sirona Dental Systems, Inc.[1]	1,035,000	30,698
Medtronic, Inc.	555,000	28,122
UnitedHealth Group Inc.	600,000	20,526
Cardinal Health, Inc.	360,000	20,354
American Medical Systems Holdings, Inc.[1]	550,000	8,311
Beckman Coulter, Inc.	115,000	7,980
St. Jude Medical, Inc.[1]	150,000	6,112
Apria Healthcare Group Inc.[1]	242,100	4,079
Mentor Corp.	106,700	3,362
		462,304

UTILITIES — 3.27%
Iberdrola Renovables, SA Unipersonal[1]	10,000,000	71,718
Veolia Environnement	980,000	69,841
SUEZ SA	750,000	55,888
Tanjong PLC	9,393,000	46,987
Electric Power Development Co., Ltd.	647,400	24,264
E.ON AG	113,000	24,042
NTPC Ltd.	1,619,000	6,620
		299,360

DIVERSIFIED FINANCIALS — 3.19%
American Express Co.	1,300,000	60,255
Citigroup Inc.	1,880,000	41,153
State Street Corp.	500,000	36,010
JPMorgan Chase & Co.	800,000	34,400
Bank of America Corp.	1,000,000	34,010
ING Groep NV, depository receipts	761,910	29,087
Capital One Financial Corp.	580,000	27,910
Bank of New York Mellon Corp.	620,000	27,609
Azimut Holding SpA	165,113	1,686
		292,120

INSURANCE — 3.09%
American International Group, Inc.	3,213,985	115,703
Berkshire Hathaway Inc., Class A1	600	80,790
Admiral Group PLC	2,000,000	34,549
Genworth Financial, Inc., Class A	1,300,000	28,730
AXA SA	415,000	14,662
XL Capital Ltd., Class A	250,000	8,728
		283,162

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.89%
Intel Corp.	5,400,000	125,172
Siliconware Precision Industries Co., Ltd.	23,441,749	39,320
Texas Instruments Inc.	750,000	24,360
Linear Technology Corp.	600,000	22,062
Microchip Technology Inc.	500,000	18,420
Maxim Integrated Products, Inc.	600,000	13,260
Hynix Semiconductor Inc.[1]	291,200	8,781
MEMC Electronic Materials, Inc.[1]	83,200	5,713
Varian Semiconductor Equipment Associates, Inc.[1]	136,500	5,191
Sunplus Technology Co. Ltd.	1,798,373	2,262
		264,541

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.70%
Novo Nordisk A/S, Class B	1,040,000	67,696
Bayer AG, non-registered shares	414,000	36,711
Millipore Corp.[1]	504,000	36,616
Forest Laboratories, Inc.[1]	1,000,000	35,910
Richter Gedeon NYRT	155,000	34,180
Amgen Inc.[1]	325,000	14,310
Roche Holding AG	55,400	9,552
Applera Corp., Celera group[1]	445,440	5,737
Array BioPharma Inc.[1]	580,000	3,608
Exelixis, Inc.[1]	550,000	3,476
		247,796

CONSUMER SERVICES — 2.26%
Las Vegas Sands Corp.[1]	1,100,000	76,384
Carnival Corp., units	1,100,000	44,066
Shangri-La Asia Ltd.	10,000,000	33,701
William Hill PLC	3,891,740	29,219
MGM Mirage, Inc.[1]	169,735	8,353
Life Time Fitness, Inc.[1]	195,000	7,804
OPAP (Greek Organization of Football Prognostics) SA	198,710	7,790
		207,317

TRANSPORTATION — 2.20%
Ryanair Holdings PLC (ADR)[1]	5,866,300	154,577
United Parcel Service, Inc., Class B	375,000	26,633
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	13,186
Container Corp. of India Ltd.	360,000	7,389
		201,785

COMMERCIAL SERVICES & SUPPLIES — 1.72%
Downer EDI Ltd.	7,615,605	52,460
Randstad Holding NV	793,000	34,567
Robert Half International Inc.	1,292,800	31,777
Monster Worldwide, Inc.[1]	1,000,000	24,690
United Stationers Inc.[1]	336,300	14,239
		157,733

FOOD & STAPLES RETAILING — 1.71%
Walgreen Co.	2,000,000	72,040
Whole Foods Market, Inc.	1,550,000	44,950
Costco Wholesale Corp.	560,000	39,939
		156,929

CAPITAL GOODS — 1.61%
Boart Longyear Ltd.	30,000,000	59,330
Boart Longyear Ltd.[2]	10,800,000	21,359
Leighton Holdings Ltd.	950,000	48,377
Watsco, Inc.	180,000	8,370
PT AKR Corporindo Tbk	45,000,000	5,993
Beacon Roofing Supply, Inc.[1]	300,000	3,663
		147,092

CONSUMER DURABLES & APPAREL — 1.36%
Cyrela Brazil Realty SA, ordinary nominative	2,700,000	45,335
Jumbo SA	1,000,000	31,114
Burberry Group PLC	2,515,000	24,911
GEOX SpA	1,810,904	23,332
		124,692

MATERIALS — 0.37%
Nitto Denko Corp.	718,000	34,132

MISCELLANEOUS — 5.00%
Other common stocks in initial period of acquisition		457,778

Total common stocks (cost: $7,282,362,000)		8,384,890

	Shares or	Market
Convertible securities — 0.52%	principal amount	value (000)

DIVERSIFIED FINANCIALS — 0.36%
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[2,3]	675,000	32,771

TELECOMMUNICATION SERVICES — 0.08%
Time Warner Telecom Inc. 2.375% convertible debentures 2026	$6,400,000	7,616

INSURANCE — 0.08%
American International Group, Inc. 8.50% convertible preferred 2011, units[1]	92,163	6,819

Total convertible securities (cost: $47,062,000)		47,206

	Principal amount
Short-term securities — 8.12%	(000)

AT&T Inc. 2.10% due 7/10–7/17/2008[4]	$157,000	156,528
Coca-Cola Co. 2.00%–2.10% due 6/19–8/7/2008[4]	114,150	113,766
Freddie Mac 2.11%–2.33% due 6/27–9/19/2008	63,700	63,464
Walt Disney Co. 2.10% due 7/8/2008	50,000	49,859
Chevron Corp. 2.10% due 6/30/2008	44,500	44,422
E.I. duPont de Nemours and Co. 2.01%–2.10% due 6/6–6/27/2008[4]	40,686	40,653
John Deere Capital Corp. 2.06%–2.20% due 6/12–7/17/2008[4]	37,900	37,810
Ranger Funding Co. LLC 2.85% due 8/8/2008[4]	35,000	34,806
Federal Home Loan Bank 2.33% due 6/4/2008	31,700	31,692
Genentech, Inc. 2.03%–2.18% due 6/10–6/16/2008[4]	26,635	26,615
Brown-Forman Corp. 2.13% due 7/23/2008[4]	24,950	24,857
General Electric Capital Corp. 2.32% due 6/2/2008	24,100	24,095
CAFCO, LLC 2.55% due 7/15/2008[4]	20,000	19,935
Fannie Mae 2.215% due 8/20/2008	20,000	19,897
U.S. Treasury Bills 1.68% due 10/23/2008	19,600	19,452
United Parcel Service Inc. 2.07% due 8/11/2008[4]	16,900	16,812
3M Co. 2.01% due 6/23/2008	13,500	13,483
Wal-Mart Stores Inc. 2.05% due 6/9/2008[4]	6,300	6,296

Total short-term securities (cost: $744,673,000)		744,442

Total investment securities (cost: $8,074,097,000)		9,176,538
Other assets less liabilities		(14,405)

Net assets		$9,162,133

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on following page.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $60,214,000, which represented .66% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $480,149,000, which represented 5.24% of the net assets of the fund.

[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$33,750	$32,771	.36%
Boart Longyear Ltd.	4/4/2007	16,352	21,359	.23
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	31,574	7,750	.09
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$81,763	$61,880	.68%

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-914-0708O-S15795

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a committee on governance comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee on governance.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 7, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: August 7, 2008